Income Before Income Taxes (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Income Loss From Continuing Operations Before Income Taxes Minority Interest By Jurisdiction [Abstract]
PRC	¥ 19,711	$ 3,021	¥ 13,076	¥ 23,524
Non-PRC	3,379	518	(13,416)	3,801
Income (loss) before income taxes	¥ 23,090	$ 3,539	¥ (340)	¥ 27,325